Payable Third-Party Loans (Tables)	6 Months Ended
Jun. 30, 2026
Payable Third-Party Loans [Abstract]
Schedule of Payable Third-Party Loans

The following is a summary of payable third-party loans as of December 31, 2025 and June 30, 2026:

	December 31, 2025	June 30, 2026
	RMB	RMB
Short-term loans from third parties	6,208	5,926
Long-term loans from third party	-	24,033
Total	6,208	29,959

Schedule of Repayment Term

The following is a summary repayment term as of June 30, 2026:

	Maturity date	Principal amount
		RMB
Loan 1	2026/8/31	2,131
Loan 2	2026/8/31	294
Loan 3	2026/7/31	484
Loan 4	2027/1/31	633
Loan 5	2027/2/14	570
Loan 6	2026/9/30	243
Loan 7	2026/10/31	681
Loan 8	2026/11/30	795
Loan 9	2026/11/30	95
Loan 10	2028/2/29	24,033
Total		29,959